Contribution Plan in the PRC	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Contribution Plan in the PRC [Abstract]
CONTRIBUTION PLAN IN THE PRC

15.    CONTRIBUTION PLAN IN THE PRC

As stipulated by the PRC state regulations, the subsidiaries in the PRC participate in the state-run defined contribution retirement scheme. All employees are entitled to an annual pension payment equal to a fixed proportion of the average basic salary of the geographical area of their last employment at their retirement date. The PRC Subsidiaries are required to make contributions to the local social security bureau at 29.4% to 37.4% of the previous year’s average basic salary amount of the geographical area where the employees are under employment with the PRC Subsidiaries. The Group has no obligation for the payment of pension benefits beyond the annual contributions.

According to the relevant rules and regulations of the PRC, the PRC Subsidiaries and their employees are each required to make contributions to an accommodation fund at 9% of the salaries and wages of the employees which are administered by the Public Accumulation Funds Administration Centre. There is no further obligation for the Group except for such contributions to the accommodation fund. The Group had no significant obligation apart from the contributions.

15.    CONTRIBUTION PLAN IN THE PRC

As stipulated by the PRC state regulations, the subsidiaries in the PRC participate in the state-run defined contribution retirement scheme. All employees are entitled to an annual pension payment equal to a fixed proportion of the average basic salary of the geographical area of their last employment at their retirement date. The PRC Subsidiaries are required to make contributions to the local social security bureau at 29.4% to 37.4% of the previous year’s average basic salary amount of the geographical area where the employees are under employment with the PRC Subsidiaries. The Group has no obligation for the payment of pension benefits beyond the annual contributions.

According to the relevant rules and regulations of the PRC, the PRC Subsidiaries and their employees are each required to make contributions to an accommodation fund at 9% of the salaries and wages of the employees which are administered by the Public Accumulation Funds Administration Centre. There is no further obligation for the Group except for such contributions to the accommodation fund. The Group had no significant obligation apart from the contributions.

15.    CONTRIBUTION PLAN IN THE PRC

As stipulated by the PRC state regulations, the subsidiaries in the PRC participate in the state-run defined contribution retirement scheme. All employees are entitled to an annual pension payment equal to a fixed proportion of the average basic salary of the geographical area of their last employment at their retirement date. The PRC Subsidiaries are required to make contributions to the local social security bureau at 29.4% to 37.4% of the previous year’s average basic salary amount of the geographical area where the employees are under employment with the PRC Subsidiaries. The Group has no obligation for the payment of pension benefits beyond the annual contributions.

According to the relevant rules and regulations of the PRC, the PRC Subsidiaries and their employees are each required to make contributions to an accommodation fund at 9% of the salaries and wages of the employees which are administered by the Public Accumulation Funds Administration Centre. There is no further obligation for the Group except for such contributions to the accommodation fund. The Group had no significant obligation apart from the contributions.